Income Taxes - Provision for Income Taxes and the Statutory Tax Rate (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	21.00%	21.00%	21.00%
State Taxes		0.20%
Change in valuation allowance		(20.40%)	(20.10%)
Change in deferred tax liability		1.90%
Return to provision adjustments			(0.50%)
Permanent differences		(1.40%)	0.50%
Other - net		(0.60%)	0.00%
Income tax expense (benefit)	0.00%	1.90%	0.90%